BEPC EXCHAGEABLE SHARES, BEPC CLASS B SHARES AND BEPC CLASS C SHARES - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 11, 2020 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 31, 2020 shares	Dec. 31, 2019 $ / shares shares
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)	57,400,000	189,600,000
Exchangeable Shares
Disclosure of limited partners equity [Line Items]
Stock split	1.5
Number of additional shares issued (in shares)	0.5
Number of shares issued (in shares)	57,400,000		55,552,862
Share exchanges (in shares)		136,520
Dividends paid | $		$ 100
Shares outstanding (in shares)		172,180,417		0
Class B
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)	55,000,000
Share exchanges (in shares)		0
Shares outstanding (in shares)		165		0
Class C
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)	63,200,000
Shares outstanding (in shares)		189,600,000
Exchangeable and Class B Shares
Disclosure of limited partners equity [Line Items]
Units issued (in USD per share) | $ / shares	$ 28.28
Share exhanges | $		$ (4)
BEPC Exchangeable Units
Disclosure of limited partners equity [Line Items]
Units outstanding (in shares) | $ / shares		$ 43.15		$ 0
Ordinary shares
Disclosure of limited partners equity [Line Items]
Maximum units for normal course issuer bid (in shares)		8,600,000
Percentage of units for normal course issuer bid		5.00%